Description of Business and Nature of Operations	12 Months Ended
Dec. 31, 2020
Corporate Information and Statement of IFRS Compliance [Abstract]
Description of Business and Nature of Operations	Description of Business and Nature of Operations
Nomad Royalty Company Ltd. (formerly Guerrero Ventures Inc.) (“Nomad” or the “Company”) was incorporated on February 20, 1961 in British Columbia, Canada and has been continued as a federal corporation subject to the provisions of the Canada Business Corporations Act (the "Continuance") on December 20, 2019. Prior to the Continuance, the Company was subject to the Business Corporations Act (British Columbia).
On May 25, 2020, the Company changed its name from “Guerrero Ventures Inc.” to “Nomad Royalty Company Ltd.”. On May 27, 2020, Nomad completed a reverse take-over (the “RTO”) comprised of two related vend in agreements as well as a concurrent private placement of subscription receipts (the “Transactions”) (see Note 6).
On May 29, 2020, Nomad’s common shares commenced trading on the Toronto Stock Exchange (the “TSX”) under the symbol “NSR”. Nomad's common shares are also quoted for trading on the OTCQX market and the Frankfurt Stock Exchange under the symbol “NSRXF” and “IRLB”, respectively. The Company’s registered office is 1275 Av. des Canadiens de Montréal, Suite 500, Montreal, Québec, H3B 0G4.
The Company had no active operations until the Transactions, which fundamentally changed the Company’s business. The RTO involved the acquisition by Nomad of stream and gold loan assets from Orion Mine Finance Fund II LP, Orion Mine Finance Fund III LP, OMF Fund II (Li) LP and OMF Fund III (Mg) Ltd. (collectively, the “Orion Group”). In addition, Nomad acquired royalties and a contingent payment on the commencement of commercial production of one project from Yamana Gold Inc. and one of its affiliates (collectively, the “Yamana Group”).
Since completion of the Transactions, Nomad is a precious metal royalty and streaming company that purchases rights to a certain percentage of the gold or silver produced from a mine, typically for the life of the mine. Nomad owns a portfolio of 14 royalty, stream and gold loan assets, of which 6 are on currently producing mines.